UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock Rainier Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2013

Rainier Growth Fund
As of 12-31-13 (Unaudited)

	Shares	Value

Common Stocks 99.5%		$1,043,386,402

(Cost $772,438,536)

Consumer Discretionary 22.2%		232,887,083

Hotels, Restaurants & Leisure 2.6%
Las Vegas Sands Corp.	351,060	27,688,102

Household Durables 1.2%
Jarden Corp. (I)	203,270	12,470,615

Internet & Catalog Retail 7.7%
Amazon.com, Inc. (I)	92,180	36,760,460
Expedia, Inc.	339,610	23,657,233
priceline.com, Inc. (I)	17,040	19,807,296

Media 7.9%
Discovery Communications, Inc., Class A (I)	173,200	15,660,744
Liberty Global PLC, Class A (I)	285,550	25,411,095
Sirius XM Holdings, Inc. (I)	5,272,780	18,402,002
The Walt Disney Company	311,910	23,829,924

Textiles, Apparel & Luxury Goods 2.8%
Ralph Lauren Corp.	87,050	15,370,419
Under Armour, Inc., Class A (I)(L)	158,410	13,829,193

Consumer Staples 5.9%		62,321,430

Beverages 1.8%
Monster Beverage Corp. (I)	283,220	19,193,819

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	140,910	16,769,699

Household Products 0.9%
Church & Dwight Company, Inc.	144,760	9,594,693

Personal Products 1.6%
The Estee Lauder Companies, Inc., Class A	222,560	16,763,219

Energy 3.6%		37,303,379

Oil, Gas & Consumable Fuels 3.6%
Anadarko Petroleum Corp.	121,910	9,669,901
EOG Resources, Inc.	124,810	20,948,110
SM Energy Company	80,440	6,685,368

Financials 9.5%		99,460,215

Capital Markets 5.6%
Affiliated Managers Group, Inc. (I)	88,230	19,135,322
Morgan Stanley	758,380	23,782,797
The Goldman Sachs Group, Inc.	88,680	15,719,417

Consumer Finance 1.9%
Discover Financial Services	356,530	19,947,854

Diversified Financial Services 2.0%
IntercontinentalExchange Group, Inc.	92,810	20,874,825

Health Care 14.3%		149,903,024

Biotechnology 9.1%
Biogen Idec, Inc. (I)	67,050	18,757,238
BioMarin Pharmaceutical, Inc. (I)	182,500	12,824,275
Celgene Corp. (I)	90,370	15,268,915

1

Rainier Growth Fund
As of 12-31-13 (Unaudited)

	Shares	Value

Health Care (continued)

Gilead Sciences, Inc. (I)	470,800	$35,380,620
Regeneron Pharmaceuticals, Inc. (I)	49,580	13,646,399

Health Care Providers & Services 1.7%
Catamaran Corp. (I)	375,950	17,850,106

Pharmaceuticals 3.5%
Actavis PLC (I)	107,090	17,991,120
Allergan, Inc.	163,705	18,184,351

Industrials 11.1%		116,539,760

Aerospace & Defense 5.3%
B/E Aerospace, Inc. (I)	232,320	20,218,810
Honeywell International, Inc.	122,660	11,207,444
Precision Castparts Corp.	88,510	23,835,743

Building Products 1.5%
Fortune Brands Home & Security, Inc.	337,430	15,420,551

Electrical Equipment 2.0%
Eaton Corp. PLC	273,210	20,796,745

Professional Services 1.0%
Verisk Analytics, Inc., Class A (I)	170,140	11,181,601

Road & Rail 1.3%
Kansas City Southern	112,080	13,878,866

Information Technology 30.2%		316,414,264

Communications Equipment 0.9%
BancTec, Inc. (I)(S)	197,026	197,026
F5 Networks, Inc. (I)	105,460	9,582,096

Internet Software & Services 16.6%
eBay, Inc. (I)	225,120	12,356,837
Equinix, Inc. (I)	61,040	10,831,548
Facebook, Inc., Class A (I)	530,750	29,010,795
Google, Inc., Class A (I)	42,080	47,159,477
LinkedIn Corp., Class A (I)	107,050	23,211,652
Yahoo!, Inc. (I)	661,480	26,750,251
Yandex NV, Class A (I)	337,420	14,559,673
Yelp, Inc. (I)	138,090	9,521,306

IT Services 7.0%
FleetCor Technologies, Inc. (I)	108,220	12,680,137
MasterCard, Inc., Class A (L)	31,490	26,308,635
Visa, Inc., Class A	153,725	34,231,483

Software 5.7%
Citrix Systems, Inc. (I)	95,060	6,012,545
Salesforce.com, Inc. (I)(L)	500,580	27,627,010
ServiceNow, Inc. (I)(L)	243,460	13,636,195
Splunk, Inc. (I)	185,490	12,737,598

Materials 2.7%		28,557,247

Chemicals 2.7%
Ecolab, Inc.	59,950	6,250,987
The Sherwin-Williams Company	121,560	22,306,260

2

Rainier Growth Fund
As of 12-31-13 (Unaudited)

	Yield (%)	Shares	Value

Securities Lending Collateral 3.2%			$33,126,198

(Cost $33,125,894)

John Hancock Collateral Investment Trust (W)	0.1556 (Y)	3,310,203	33,126,198

		Shares	Value

Short-Term Investments 0.1%			$872,457

(Cost $872,457)

	Yield (%)	Par value	Value

Money Market Funds 0.1%			872,457

State Street Institutional US Government Money Market Fund	0.0000 (Y)	$872,457	872,457

Total investments (Cost $806,436,887)† 102.8%		$1,077,385,057

Other assets and liabilities, net (2.8%)			($29,186,339)

Total net assets 100.0%		$1,048,198,718

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 12-31-13. The value of securities on loan amounted to $32,477,248.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 12-31-13.

† At 12-31-13, the aggregate cost of investment securities for federal income tax purposes was $811,478,591. Net unrealized appreciation aggregated $265,906,466, of which $273,571,744 related to appreciated investment securities and $7,665,278 related to depreciated investment securities.

3

Rainier Growth Fund
As of 12-31-13 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of December 31, 2013 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	12/31/13	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$232,887,083	$232,887,083	—	—
Consumer Staples	62,321,430	62,321,430	—	—
Energy	37,303,379	37,303,379	—	—
Financials	99,460,215	99,460,215	—	—
Health Care	149,903,024	149,903,024	—	—
Industrials	116,539,760	116,539,760	—	—
Information Technology	316,414,264	316,217,238	—	$197,026
Materials	28,557,247	28,557,247	—	—
Securities Lending Collateral	33,126,198	33,126,198	—	—
Short-Term Investments	872,457	872,457	—	—

Total Investments in Securities	$1,077,385,057	$1,077,188,031	—	$197,026

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

334Q3 12/13
2/14

This report is for the information of the shareholders of John Hancock Rainier Growth Fund.

John Hancock INVESTMENTS

John Hancock Disciplined Value Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2013

Disciplined Value Fund
As of 12-31-13 (Unaudited)

	Shares	Value

Common Stocks 97.6%		$6,981,472,411

(Cost $5,644,911,340)

Consumer Discretionary 12.5%		897,046,566

Auto Components 1.2%
Lear Corp.	1,090,892	88,329,520

Hotels, Restaurants & Leisure 0.2%
Six Flags Entertainment Corp.	368,470	13,567,065

Media 9.5%
CBS Corp., Class B	651,935	41,554,337
Comcast Corp., Class A	2,861,228	148,683,713
Gannett Company, Inc.	1,680,466	49,708,184
Liberty Global PLC, Series C (I)	1,168,878	98,559,793
Liberty Media Corp., Series A (I)	656,271	96,110,888
News Corp., Class A (I)	1,889,494	34,048,682
Omnicom Group, Inc.	443,491	32,982,426
Time Warner Cable, Inc.	424,607	57,534,249
Time Warner, Inc.	1,784,691	124,428,657

Multiline Retail 0.8%
Macy's, Inc.	1,062,195	56,721,213

Specialty Retail 0.8%
Bed Bath & Beyond, Inc.	682,663	54,817,839

Consumer Staples 3.4%		239,020,341

Food & Staples Retailing 2.2%
CVS Caremark Corp.	2,138,044	153,019,809

Food Products 1.2%
Tyson Foods, Inc., Class A	2,570,249	86,000,532

Energy 12.8%		913,740,217

Energy Equipment & Services 1.1%
Schlumberger, Ltd.	835,795	75,313,487

Oil, Gas & Consumable Fuels 11.7%
EOG Resources, Inc.	261,998	43,973,744
Exxon Mobil Corp.	3,534,141	357,655,069
Marathon Oil Corp.	1,281,318	45,230,525
Occidental Petroleum Corp.	1,490,543	141,750,639
Phillips 66	1,605,735	123,850,341
Royal Dutch Shell PLC, ADR	1,250,088	89,093,772
Valero Energy Corp.	731,600	36,872,640

Financials 27.6%		1,973,616,643

Capital Markets 1.8%
State Street Corp.	845,896	62,080,307
The Goldman Sachs Group, Inc.	376,926	66,813,903

Commercial Banks 5.7%
BB&T Corp.	1,552,539	57,940,755
Fifth Third Bancorp	4,314,287	90,729,456
Wells Fargo & Company	5,652,324	256,615,510

Consumer Finance 3.0%
Capital One Financial Corp.	1,944,848	148,994,805
Discover Financial Services	1,208,139	67,595,377

1

Disciplined Value Fund
As of 12-31-13 (Unaudited)

	Shares	Value

Financials (continued)

Diversified Financial Services 11.8%
Bank of America Corp.	9,111,522	$141,866,398
Berkshire Hathaway, Inc., Class B (I)	2,237,842	265,318,548
Citigroup, Inc.	4,272,476	222,638,724
JPMorgan Chase & Company	3,709,552	216,934,601

Insurance 3.9%
ACE, Ltd.	866,507	89,709,470
Axis Capital Holdings, Ltd.	290,610	13,824,318
MetLife, Inc.	870,158	46,918,919
The Allstate Corp.	1,092,457	59,582,605
The Travelers Companies, Inc.	359,015	32,505,218
Validus Holdings, Ltd.	921,445	37,125,019

Real Estate Investment Trusts 1.4%
American Capital Agency Corp.	879,440	16,964,398
American Homes 4 Rent	2,050,809	33,223,106
Equity Residential	891,367	46,235,206

Health Care 17.1%		1,226,146,715

Biotechnology 1.1%
Amgen, Inc.	678,927	77,506,306

Health Care Equipment & Supplies 0.9%
Covidien PLC	995,989	67,826,851

Health Care Providers & Services 6.7%
Cigna Corp.	931,529	81,490,157
Express Scripts Holding Company (I)	1,485,632	104,350,792
McKesson Corp.	761,052	122,833,793
Omnicare, Inc. (L)	1,386,650	83,698,194
Quest Diagnostics, Inc. (L)	652,340	34,926,284
UnitedHealth Group, Inc.	720,631	54,263,514

Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	783,798	44,825,408

Pharmaceuticals 7.8%
AbbVie, Inc.	843,065	44,522,263
Johnson & Johnson	1,915,172	175,410,603
Pfizer, Inc.	7,267,712	222,610,019
Sanofi, ADR	2,086,193	111,882,531

Industrials 7.9%		565,258,890

Aerospace & Defense 3.2%
Honeywell International, Inc.	522,664	47,755,810
Lockheed Martin Corp.	652,927	97,064,128
Raytheon Company (L)	893,005	80,995,554

Commercial Services & Supplies 0.5%
Tyco International, Ltd.	926,854	38,038,088

Industrial Conglomerates 0.8%
Siemens AG, ADR (L)	405,910	56,222,594

Machinery 2.3%
AGCO Corp.	703,938	41,666,090
Dover Corp.	703,881	67,952,672
Parker Hannifin Corp.	448,872	57,742,894

2

Disciplined Value Fund
As of 12-31-13 (Unaudited)

		Shares	Value

Industrials (continued)

Road & Rail 1.1%
Norfolk Southern Corp.		838,318	$77,821,060

Information Technology 12.1%			864,072,985

Communications Equipment 4.0%
Brocade Communications Systems, Inc. (I)		8,173,299	72,497,162
Cisco Systems, Inc.		6,269,376	140,747,491
QUALCOMM, Inc.		941,234	69,886,625

Computers & Peripherals 2.4%
NetApp, Inc. (L)		1,807,111	74,344,547
Seagate Technology PLC		886,056	49,760,905
Western Digital Corp.		548,543	46,022,758

Electronic Equipment, Instruments & Components 0.6%
TE Connectivity, Ltd.		834,777	46,004,560

Internet Software & Services 1.3%
IAC/InterActiveCorp		1,334,599	91,673,605

IT Services 0.2%
Global Payments, Inc.		231,969	15,075,665

Semiconductors & Semiconductor Equipment 1.8%
Avago Technologies, Ltd.		341,075	18,039,457
LSI Corp.		5,755,576	63,426,448
ON Semiconductor Corp. (I)		5,854,169	48,238,353

Software 1.8%
Microsoft Corp.		2,949,355	110,394,358
Symantec Corp.		761,707	17,961,051

Materials 2.2%			156,669,881

Containers & Packaging 1.6%
Crown Holdings, Inc. (I)		1,345,913	59,987,342
Rock-Tenn Company, Class A		515,173	54,098,317

Paper & Forest Products 0.6%
International Paper Company		868,534	42,584,222

Utilities 2.0%			145,900,173

Electric Utilities 0.7%
FirstEnergy Corp.		1,642,163	54,158,536

Independent Power Producers & Energy Traders 1.3%
AES Corp.		6,322,649	91,741,637

	Yield (%)	Shares	Value

Securities Lending Collateral 1.8%			$130,958,932

(Cost $130,957,466)

John Hancock Collateral Investment Trust (W)	0.1556(Y)	13,086,340	130,958,932

Short-Term Investments 2.5%			$174,533,699

(Cost $174,533,699)

Money Market Funds 2.5%			174,533,699

State Street Institutional US Government Money Market Fund	0.0000(Y)	174,533,699	174,533,699

3

Disciplined Value Fund
As of 12-31-13 (Unaudited)

Total investments (Cost $5,950,402,505)† 101.9%	$7,286,965,042

Other assets and liabilities, net (1.9%)	($132,532,496)

Total net assets 100.0%	$7,154,432,546

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 12-31-13. The value of securities on loan amounted to $128,182,100.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 12-31-13.

† At 12-31-13, the aggregate cost of investment securities for federal income tax purposes was $5,956,420,244. Net unrealized appreciation aggregated $1,330,544,798, of which $1,348,517,168 related to appreciated investment securities and $17,972,370 related to depreciated investment securities.

4

Disciplined Value Fund
As of 12-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2013, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Disciplined Value Fund.

340Q3 12/13
2/14

John Hancock Core High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2013

Core High Yield Fund
As of 12-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 76.7%					$286,815,014

(Cost $283,526,136)

Consumer Discretionary 7.9%					29,672,953

Auto Components 0.2%
Stackpole International Intermediate Company SA (S)	7.750	10/15/21		840,000	873,600

Diversified Consumer Services 0.3%
Speedy Cash Intermediate Holdings Corp. (S)	10.750	05/15/18		1,000,000	1,052,500

Hotels, Restaurants & Leisure 1.6%
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17		250,000	254,375
Great Canadian Gaming Corp.	6.625	07/25/22	CAD	2,000,000	1,976,933
Landry's, Inc. (S)	9.375	05/01/20		3,485,000	3,798,650

Household Durables 1.8%
Beazer Homes USA, Inc.	7.250	02/01/23		200,000	200,000
Beazer Homes USA, Inc.	9.125	05/15/19		3,000,000	3,210,000
Brookfield Residential Properties, Inc. (S)	6.500	12/15/20		1,340,000	1,390,250
Meritage Homes Corp.	7.000	04/01/22		1,000,000	1,057,500
The Ryland Group, Inc.	5.375	10/01/22		1,000,000	950,000

Media 2.3%
American Media, Inc.	11.500	12/15/17		2,094,000	2,277,225
Columbus International, Inc. (S)	11.500	11/20/14		750,000	808,125
Gibson Brands, Inc. (S)	8.875	08/01/18		490,000	516,950
Postmedia Network, Inc.	12.500	07/15/18		2,000,000	2,210,000
Quebecor Media, Inc. (S)	6.625	01/15/23	CAD	3,000,000	2,841,845

Specialty Retail 1.7%
Empire Today LLC (S)	11.375	02/01/17		3,000,000	2,985,000
GRD Holdings III Corp. (S)	10.750	06/01/19		3,000,000	3,270,000

Consumer Staples 7.9%					29,418,892

Beverages 0.2%
Pinnacle Operating Corp. (S)	9.000	11/15/20		675,000	716,344

Food Products 3.4%
Alliance Grain Traders, Inc. (S)	9.000	02/14/18	CAD	2,000,000	1,951,047
Del Monte Corp.	7.625	02/15/19		1,250,000	1,298,438
Post Holdings, Inc. (S)	7.375	02/15/22		1,100,000	1,177,000
Post Holdings, Inc. (S)	6.750	12/01/21		335,000	346,725
Simmons Foods, Inc. (S)	10.500	11/01/17		1,250,000	1,328,125
Southern States Cooperative, Inc. (S)	10.000	08/15/21		7,000,000	6,772,500

Household Products 3.1%
Harbinger Group, Inc. (S)	7.875	07/15/19		2,830,000	3,038,713
Reynolds Group Issuer, Inc.	9.000	04/15/19		3,000,000	3,217,500
The Sun Products Corp. (S)	7.750	03/15/21		6,000,000	5,280,000

Tobacco 1.2%
Alliance One International, Inc.	9.875	07/15/21		4,000,000	3,750,000
North Atlantic Trading Company, Inc. (S)	11.500	07/15/16		500,000	542,500

Energy 14.6%					54,583,327

Energy Equipment & Services 3.2%
Forbes Energy Services, Ltd.	9.000	06/15/19		3,750,000	3,675,000
Nuverra Environmental Solutions, Inc.	9.875	04/15/18		4,000,000	3,920,000
Permian Holdings, Inc. (S)	10.500	01/15/18		4,303,000	4,238,455

1

Core High Yield Fund
As of 12-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Energy (continued)

Oil, Gas & Consumable Fuels 11.4%
Arch Coal Inc (S)	8.000	01/15/19		560,000	$558,600
Bill Barrett Corp.	7.625	10/01/19		1,000,000	1,075,000
BreitBurn Energy Partners LP	7.875	04/15/22		3,000,000	3,120,000
Calumet Specialty Products Partners LP (S)	7.625	01/15/22		450,000	454,500
Carrizo Oil & Gas, Inc.	7.500	09/15/20		2,750,000	3,011,250
EPL Oil & Gas, Inc.	8.250	02/15/18		1,500,000	1,612,500
Forest Oil Corp.	7.250	06/15/19		1,575,000	1,533,656
Green Field Energy Services, Inc. (H)(S)	13.000	11/15/16		256,000	43,520
Halcon Resources Corp.	8.875	05/15/21		400,000	404,000
Halcon Resources Corp. (S)	9.250	02/15/22		3,500,000	3,561,250
Legacy Reserves LP (S)	8.000	12/01/20		4,000,000	4,160,000
Midstates Petroleum Company, Inc.	10.750	10/01/20		6,000,000	6,525,000
Penn Virginia Corp.	8.500	05/01/20		550,000	591,250
Rockies Express Pipeline LLC (S)	6.850	07/15/18		4,000,000	3,890,000
Sabine Pass Liquefaction LLC (S)	5.625	02/01/21		2,000,000	1,955,000
Sidewinder Drilling, Inc. (S)	9.750	11/15/19		2,500,000	2,200,000
Southern Pacific Resource Corp. (S)	8.750	01/25/18	CAD	2,000,000	1,317,957
Trilogy Energy Corp. (S)	7.250	12/13/19	CAD	3,500,000	3,426,689
Tullow Oil PLC (S)	6.000	11/01/20		730,000	740,950
Ultra Petroleum Corp. (S)	5.750	12/15/18		2,500,000	2,568,750

Financials 11.7%					43,847,107

Capital Markets 1.4%
Credit Suisse Group AG (7.500% to 12/11/2023, then 5 year
U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12/11/23		1,120,000	1,183,000
GFI Group, Inc.	10.375	07/19/18		2,000,000	2,075,000
KCG Holdings, Inc. (S)	8.250	06/15/18		2,000,000	2,105,000

Commercial Banks 2.6%
Barclays Bank PLC	7.625	11/21/22		3,000,000	3,195,000
Credit Agricole SA (S)	8.125	09/19/33		3,000,000	3,315,000
Societe Generale SA (8.250% to 11/29/2018, then 5 Year
U.S. Swap Rate + 6.394%) (Q)	8.250	11/29/18		3,000,000	3,213,750

Consumer Finance 1.3%
Cash America International, Inc. (S)	5.750	05/15/18		5,000,000	4,750,000

Diversified Financial Services 4.0%
General Electric Capital Corp. (6.250% to 12/15/2022, then 3
month LIBOR + 4.704%) (Q)	6.250	12/15/22		1,500,000	1,548,750
iPayment, Inc.	10.250	05/15/18		5,000,000	4,100,000
Milestone Aviation Group LLC (S)	8.625	12/15/17		4,000,000	4,260,000
Nationstar Mortgage LLC	6.500	06/01/22		3,000,000	2,812,500
Reliance Intermediate Holdings LP (S)	9.500	12/15/19		500,000	545,000
TMX Finance LLC (S)	8.500	09/15/18		1,615,000	1,719,975

Real Estate Investment Trusts 0.5%
CNL Lifestyle Properties, Inc.	7.250	04/15/19		750,000	772,500
Dupont Fabros Technology LP	5.875	09/15/21		1,100,000	1,135,750

Real Estate Management & Development 1.9%
Crescent Resources LLC (S)	10.250	08/15/17		3,000,000	3,262,500
Mattamy Group Corp. (S)	6.500	11/15/20		2,000,000	1,980,000
Mattamy Group Corp. (S)	6.875	11/15/20	CAD	2,000,000	1,873,382

2

Core High Yield Fund
As of 12-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Health Care 8.1%					$30,395,639

Health Care Equipment & Supplies 3.2%
Alere, Inc.	7.250	07/01/18		2,500,000	2,746,875
Apria Healthcare Group, Inc.	12.375	11/01/14		496,000	500,340
Centric Health Corp.	8.625	04/18/18	CAD	10,000,000	8,660,861

Health Care Providers & Services 4.2%
National Mentor Holdings, Inc. (S)	12.500	02/15/18		7,000,000	7,490,000
Oncure Holdings, Inc.	11.750	01/15/17		62,499	66,249
Oncure Holdings, Inc.	11.750	05/15/17		175,000	3,420
Radnet Management, Inc.	10.375	04/01/18		2,050,000	2,044,875
Vantage Oncology LLC (S)	9.500	06/15/17		6,000,000	6,150,000

Pharmaceuticals 0.7%
Forest Laboratories, Inc. (S)	5.000	12/15/21		1,125,000	1,129,219
Salix Pharmaceuticals, Ltd. (S)	6.000	01/15/21		750,000	768,750
Valeant Pharmaceuticals International, Inc. (S)	6.750	08/15/18		760,000	835,050

Industrials 9.3%					34,630,326

Aerospace & Defense 0.4%
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17		1,350,000	1,456,313

Building Products 0.4%
Nortek, Inc.	8.500	04/15/21		1,000,000	1,107,500
Summit Materials LLC	10.500	01/31/20		250,000	275,000

Commercial Services & Supplies 1.7%
Ahern Rentals, Inc. (S)	9.500	06/15/18		650,000	703,625
Casella Waste Systems, Inc.	7.750	02/15/19		2,600,000	2,665,000
EnergySolutions, Inc.	10.750	08/15/18		1,935,000	2,065,613
Garda World Security Corp. (S)	7.250	11/15/21		110,000	110,825
Safway Group Holding LLC (S)	7.000	05/15/18		480,000	506,400
Tervita Corp. (S)	10.875	02/15/18		450,000	457,875

Construction & Engineering 0.3%
Michael Baker International, Inc. (S)	8.250	10/15/18		900,000	922,500

Electrical Equipment 0.6%
Artesyn Escrow, Inc. (S)	9.750	10/15/20		2,250,000	2,362,500

Marine 1.3%
Navios Maritime Holdings, Inc. (S)	7.375	01/15/22		4,810,000	4,834,050

Professional Services 0.9%
Mustang Merger Corp. (S)	8.500	08/15/21		3,000,000	3,240,000

Road & Rail 0.6%
The Hertz Corp.	5.875	10/15/20		2,000,000	2,072,500

Trading Companies & Distributors 1.5%
HD Supply, Inc.	7.500	07/15/20		5,000,000	5,387,500
WESCO Distribution, Inc. (S)	5.375	12/15/21		335,000	335,000

Transportation Infrastructure 1.6%
CHC Helicopter SA	9.250	10/15/20		3,000,000	3,232,500
CHC Helicopter SA	9.375	06/01/21		2,825,000	2,895,625

Information Technology 1.1%					4,313,950

Communications Equipment 0.9%
Altice Financing SA (S)	6.500	01/15/22		520,000	525,200
Altice Finco SA (S)	8.125	01/15/24		2,700,000	2,801,250

3

Core High Yield Fund
As of 12-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Information Technology (continued)

Electronic Equipment, Instruments & Components 0.2%
Kemet Corp.	10.500	05/01/18	1,000,000	$987,500

Materials 12.0%				44,738,370

Chemicals 2.6%
Ferro Corp.	7.875	08/15/18	4,000,000	4,220,000
Momentive Performance Materials, Inc.	8.875	10/15/20	2,000,000	2,105,000
Rain CII Carbon LLC (S)	8.250	01/15/21	3,375,000	3,442,500

Construction Materials 0.8%
Headwaters, Inc. (S)	7.250	01/15/19	750,000	770,625
US Concrete, Inc. (S)	8.500	12/01/18	2,250,000	2,300,625

Containers & Packaging 1.0%
Ardagh Packaging Finance PLC (S)	7.000	11/15/20	770,000	777,700
Pretium Packaging LLC	11.500	04/01/16	2,890,000	3,085,075

Metals & Mining 5.5%
Edgen Murray Corp. (S)	8.750	11/01/20	3,000,000	3,435,000
Essar Steel Algoma, Inc. (S)	9.375	03/15/15	2,000,000	1,890,000
First Quantum Minerals, Ltd. (S)	7.250	10/15/19	2,000,000	1,945,000
Hecla Mining Company (S)	6.875	05/01/21	1,800,000	1,728,000
Hudbay Minerals, Inc. (S)	9.500	10/01/20	290,000	295,800
HudBay Minerals, Inc.	9.500	10/01/20	4,000,000	4,110,000
Optima Specialty Steel, Inc. (S)	12.500	12/15/16	250,000	274,375
Taseko Mines, Ltd.	7.750	04/15/19	750,000	757,500
Thompson Creek Metals Company, Inc.	9.750	12/01/17	1,000,000	1,100,000
Thompson Creek Metals Company, Inc.	12.500	05/01/19	5,000,000	4,875,000

Paper & Forest Products 2.1%
Mercer International, Inc.	9.500	12/01/17	1,670,000	1,820,300
Resolute Forest Products, Inc. (S)	5.875	05/15/23	3,858,000	3,568,650
Tembec Industries, Inc.	11.250	12/15/18	1,476,000	1,616,220
UPM-Kymmene OYJ (S)	7.450	11/26/27	600,000	621,000

Telecommunication Services 3.1%				11,516,625

Diversified Telecommunication Services 1.4%
Cincinnati Bell, Inc.	8.375	10/15/20	1,000,000	1,082,500
Frontier Communications Corp.	7.125	01/15/23	1,500,000	1,481,250
Frontier Communications Corp.	8.500	04/15/20	1,000,000	1,120,000
Satelites Mexicanos SA de CV	9.500	05/15/17	1,250,000	1,343,750

Wireless Telecommunication Services 1.7%
Goodman Networks, Inc. (S)	12.125	07/01/18	3,000,000	3,165,000
Goodman Networks, Inc. (S)	13.125	07/01/18	600,000	633,000
Sprint Capital Corp.	6.900	05/01/19	1,000,000	1,092,500
Sprint Corp. (S)	7.125	06/15/24	1,575,000	1,598,625

Utilities 1.0%				3,697,825

Independent Power Producers & Energy Traders 1.0%
Dynegy, Inc. (S)	5.875	06/01/23	1,585,000	1,497,825
GenOn Energy, Inc.	7.875	06/15/17	2,000,000	2,200,000

4

Core High Yield Fund
As of 12-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Convertible Bonds 0.4%				$1,625,781

(Cost $1,250,000)

Consumer Discretionary 0.4%				1,625,781

Household Durables 0.4%
M/I Homes, Inc.	3.250	09/15/17	1,250,000	1,625,781

Term Loans (M) 13.9%				$51,763,421

(Cost $51,222,646)

Consumer Discretionary 6.3%				23,347,687

Diversified Consumer Services 0.6%
Orchard Acquisition Company	7.000	02/07/19	2,345,217	2,380,396

Hotels, Restaurants & Leisure 0.5%
Marina District Finance Company, Inc. (T)	TBD	08/15/18	1,960,000	1,967,350

Household Durables 1.1%
Norcraft Cos LP	5.250	11/12/20	4,000,000	4,020,000

Internet & Catalog Retail 0.3%
Orbitz Worldwide, Inc.	4.500	09/25/17	1,266,667	1,271,733

Media 0.7%
ASP NEP	9.500	07/22/20	22,857	23,448
SESAC Holdco II LLC	5.000	02/08/19	1,980,000	1,989,900
SESAC Holdco II LLC	10.000	07/12/19	500,000	510,000

Multiline Retail 1.1%
Collective Brands, Inc.	7.250	10/09/19	3,970,025	3,979,910

Specialty Retail 0.9%
Toys R Us Property Company I LLC	6.000	08/21/19	3,450,000	3,294,750

Textiles, Apparel & Luxury Goods 1.1%
Charlotte Russe Holding, Inc.	6.750	05/21/19	3,990,000	3,910,200

Consumer Staples 1.1%				3,951,908

Food & Staples Retailing 1.1%
Reddy Ice Corp.	6.751	05/01/19	3,473,750	3,469,408
Reddy Ice Corp.	10.750	11/01/19	500,000	482,500

Energy 1.1%				3,941,000

Arch Coal, Inc. (T)	TBD	05/16/18	4,000,000	3,941,000

Financials 0.7%				2,712,837

Capital Markets 0.4%
KCG Holdings, Inc.	5.750	12/05/17	878,505	881,799
Walter Investment Management Corp.	4.750	12/11/20	833,655	836,086

Diversified Financial Services 0.3%
Western Dental Services, Inc.	8.250	11/01/18	990,002	994,952

Industrials 3.1%				11,719,989

Airlines 0.7%
Air Canada	5.500	09/20/19	2,675,000	2,713,453

Machinery 0.8%
CPM Holdings, Inc.	10.250	03/01/18	3,000,000	3,022,500

5

Core High Yield Fund
As of 12-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Industrials (continued)

Road & Rail 1.1%
Livingston International, Inc.	5.000	04/16/19	1,990,000	$1,992,488
Livingston International, Inc.	9.000	04/20/20	1,954,783	1,986,548

Transportation Infrastructure 0.5%
Riverboat Corporation of Mississippi, Inc.	10.000	11/29/16	2,000,000	2,005,000

Information Technology 1.6%				6,090,000

Electronic Equipment, Instruments & Components 1.3%
Blue Coat Systems, Inc.	9.500	06/26/20	5,000,000	5,075,000

IT Services 0.3%
Deltek, Inc.	10.000	10/10/19	1,000,000	1,015,000
			Shares	Value

Common Stocks 0.0%				$132,477

(Cost $209,046)

Utilities 0.0%				132,477

Independent Power Producers & Energy Traders 0.0%
Dynegy, Inc. (I)			6,156	132,477

Warrants 0.0%				$3

(Cost $17,500)
Green Field Energy Services, Inc.( Expiration Date:11-15-21; Strike Price:$0.01) (I)(S)			250	3

Total investments (Cost $336,225,328)† 91.0%				$340,336,696

Other assets and liabilities, net 9.0%				$33,647,425

Total net assets 100.0%				$373,984,121

^The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund. All par values are denominated in U.S. dollars unless otherwise indicated.

CAD Canadian Dollar

LIBOR London Interbank Offered Rate

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $153,915,374 or 41.2% of the fund's net assets as of 12-31-13.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

6

Core High Yield Fund
As of 12-31-13 (Unaudited)

† At 12-31-13, the aggregate cost of investment securities for federal income tax purposes was $336,225,328. Net unrealized appreciation aggregated $4,111,368, of which $9,854,942 related to appreciated investment securities and $5,743,574 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 12-31-13:

United States	76.3%
Canada	16.1%
France	1.7%
Ireland	1.3%
Greece	1.3%
Luxembourg	1.1%
United Kingdom	1.1%
Other Countries	1.1%

Total	100.0%

7

Core High Yield Fund
As of 12-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

8

Core High Yield Fund
As of 12-31-13 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of December 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	12/31/13	Price	Inputs	Inputs
Corporate Bonds
Consumer Discretionary	$29,672,953	—	$29,672,953	—
Consumer Staples	29,418,892	—	29,418,892	—
Energy	54,583,327	—	54,583,327	—
Financials	43,847,107	—	43,847,107	—
Health Care	30,395,639	—	30,392,219	$3,420
Industrials	34,630,326	—	34,630,326	—
Information Technology	4,313,950	—	4,313,950	—
Materials	44,738,370	—	44,738,370	—
Telecommunication Services	11,516,625	—	11,516,625	—
Utilities	3,697,825	—	3,697,825	—
Convertible Bonds
Consumer Discretionary	1,625,781	—	1,625,781	—
Term Loans
Consumer Discretionary	23,347,687	—	23,347,687	—
Consumer Staples	3,951,908	—	3,951,908	—
Energy	3,941,000	—	3,941,000	—
Financials	2,712,837	—	2,712,837	—
Industrials	11,719,989	—	11,719,989	—
Information Technology	6,090,000	—	6,090,000	—
Common Stocks
Utilities	132,477	$132,477	—	—
Warrants	3	—	3	—

Total Investments in Securities	$340,336,696	$132,477	$340,200,799	$3,420
Other Financial Instruments:
Forward Foreign Currency Contracts	$112,535	—	$112,535	—

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

9

Core High Yield Fund
As of 12-31-13 (Unaudited)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended December 31, 2013, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency, and maintain diversity and liquidity of the portfolio. The following table summarizes the contracts held at December 31, 2013.

				Contractual			Net Unrealized
				Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy	Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
			Royal Bank of
USD 15,160,201	CAD	16,000,000	Canada	2-12-14	$112,535	-	$112,535

					$112,535	-	$112,535

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

10

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Core High Yield Fund.

346Q3 12/13
2/14

John Hancock INVESTMENTS

John Hancock Small Company Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2013

Small Company Fund

As of 12-31-13 (Unaudited)

	Shares	Value

Common Stocks 96.1%		$199,304,406

(Cost $158,274,637)

Consumer Discretionary 13.5%		28,064,637

Auto Components 2.7%
Dorman Products, Inc. (I)	49,130	2,754,715
Gentherm, Inc. (I)	105,680	2,833,281

Distributors 1.2%
Pool Corp.	43,620	2,536,067

Hotels, Restaurants & Leisure 2.2%
AFC Enterprises, Inc. (I)	62,830	2,418,955
Vail Resorts, Inc.	27,880	2,097,412

Household Durables 0.5%
Meritage Homes Corp. (I)	23,300	1,118,167

Leisure Equipment & Products 1.1%
Arctic Cat, Inc.	38,720	2,206,266

Media 1.3%
Meredith Corp.	51,880	2,687,384

Textiles, Apparel & Luxury Goods 4.5%
G-III Apparel Group, Ltd. (I)	32,600	2,405,554
Movado Group, Inc.	46,440	2,043,824
Oxford Industries, Inc.	29,670	2,393,479
Steven Madden, Ltd. (I)	70,225	2,569,533

Consumer Staples 1.0%		2,088,806

Food Products 1.0%
Snyders-Lance, Inc.	72,730	2,088,806

Energy 5.6%		11,622,195

Energy Equipment & Services 3.4%
Bristow Group, Inc.	32,670	2,452,210
Forum Energy Technologies, Inc. (I)	75,520	2,134,195
Helix Energy Solutions Group, Inc. (I)	103,932	2,409,144

Oil, Gas & Consumable Fuels 2.2%
PDC Energy, Inc. (I)	43,850	2,333,697
Rosetta Resources, Inc. (I)	47,730	2,292,949

Financials 22.8%		47,348,128

Capital Markets 1.0%
Evercore Partners, Inc., Class A	34,400	2,056,432

Commercial Banks 10.2%
BBCN Bancorp, Inc.	73,430	1,218,204
Capital Bank Financial Corp., Class A (I)	42,580	968,695
Columbia Banking System, Inc.	97,820	2,691,028
Fulton Financial Corp.	158,920	2,078,674
Iberiabank Corp.	49,920	3,137,472
Susquehanna Bancshares, Inc.	205,690	2,641,060
Texas Capital Bancshares, Inc. (I)	41,382	2,573,960
Webster Financial Corp.	101,720	3,171,630
Wintrust Financial Corp.	56,980	2,627,918

Insurance 2.9%
Endurance Specialty Holdings, Ltd.	51,510	3,022,092

1

Small Company Fund
As of 12-31-13 (Unaudited)

	Shares	Value

Financials (continued)

The Hanover Insurance Group, Inc.	49,640	$2,964,004

Real Estate Investment Trusts 7.5%
Associated Estates Realty Corp.	125,600	2,015,880
Brandywine Realty Trust	208,700	2,940,583
DiamondRock Hospitality Company	263,010	3,037,766
DuPont Fabros Technology, Inc.	114,060	2,818,423
Glimcher Realty Trust	222,740	2,084,846
Medical Properties Trust, Inc.	222,420	2,717,972

Thrifts & Mortgage Finance 1.2%
Capitol Federal Financial, Inc.	213,170	2,581,489

Health Care 9.4%		19,528,210

Health Care Equipment & Supplies 3.4%
Analogic Corp.	26,530	2,349,497
Globus Medical, Inc., Class A (I)	104,400	2,106,792
Masimo Corp. (I)	90,280	2,638,884

Health Care Providers & Services 2.4%
Amsurg Corp. (I)	53,029	2,435,092
Team Health Holdings, Inc. (I)	54,360	2,476,098

Life Sciences Tools & Services 1.2%
Charles River Laboratories International, Inc. (I)	48,540	2,574,562

Pharmaceuticals 2.4%
Akorn, Inc. (I)	105,601	2,600,953
Prestige Brands Holdings, Inc. (I)	65,540	2,346,332

Industrials 19.9%		41,369,757

Aerospace & Defense 4.4%
Curtiss-Wright Corp.	50,270	3,128,302
Esterline Technologies Corp. (I)	31,290	3,190,328
Orbital Sciences Corp. (I)	118,590	2,763,147

Building Products 1.1%
Apogee Enterprises, Inc.	63,890	2,294,290

Construction & Engineering 1.5%
MasTec, Inc. (I)	93,840	3,070,445

Electrical Equipment 1.3%
EnerSys, Inc.	38,250	2,680,943

Machinery 5.9%
Actuant Corp., Class A	51,930	1,902,715
Chart Industries, Inc. (I)	22,400	2,142,336
CIRCOR International, Inc.	25,230	2,038,079
The Manitowoc Company, Inc.	93,380	2,177,622
Trimas Corp. (I)	51,470	2,053,138
Woodward, Inc.	44,924	2,048,984

Professional Services 2.4%
Korn/Ferry International (I)	103,970	2,715,696
On Assignment, Inc. (I)	64,140	2,239,769

Road & Rail 0.9%
Con-way, Inc.	49,240	1,955,320

Trading Companies & Distributors 2.4%
H&E Equipment Services, Inc. (I)	77,530	2,297,214

2

Small Company Fund

As of 12-31-13 (Unaudited)

		Shares	Value
Industrials (continued)

Watsco, Inc.		27,810	$2,671,429

Information Technology 16.9%			34,946,111

Computers & Peripherals 1.2%
Electronics for Imaging, Inc. (I)		63,830	2,472,136

Electronic Equipment, Instruments & Components 4.5%
Belden, Inc.		37,210	2,621,445
Cognex Corp.		55,210	2,107,918
InvenSense, Inc. (I)		102,910	2,138,470
Littelfuse, Inc.		25,590	2,378,079

IT Services 2.6%
Cardtronics, Inc. (I)		62,710	2,724,750
EPAM Systems, Inc. (I)		74,910	2,617,355

Semiconductors & Semiconductor Equipment 2.6%
Entegris, Inc. (I)		234,560	2,720,896
International Rectifier Corp. (I)		100,320	2,615,342

Software 6.0%
ACI Worldwide, Inc. (I)		40,910	2,659,150
BroadSoft, Inc. (I)		56,760	1,551,818
Manhattan Associates, Inc. (I)		17,730	2,082,920
Mentor Graphics Corp.		123,250	2,966,628
Verint Systems, Inc. (I)		76,600	3,289,204

Materials 4.0%			8,191,227

Chemicals 4.0%
H.B. Fuller Company		50,710	2,638,948
Minerals Technologies, Inc.		44,010	2,643,681
PolyOne Corp.		82,280	2,908,598

Utilities 3.0%			6,145,335

Electric Utilities 3.0%
ALLETE, Inc.		60,960	3,040,685
UIL Holdings Corp.		80,120	3,104,650

Exchanged-Traded Funds 1.0%			$2,080,585

(Cost $1,488,996)

Financials 1.0%			2,080,585

iShares Russell Microcap Index Fund		27,660	2,080,585

	Yield (%)	Shares	Value

Short-Term Investments 2.6%			$5,345,789

(Cost $5,345,789)

Money Market Funds 2.6%			5,345,789

State Street Institutional Liquid Reserves Fund	0.0555 (Y)	5,345,789	5,345,789

Total investments (Cost $165,109,422)† 99.7%			$206,730,780

Other assets and liabilities, net 0.3%			$712,731

Total net assets 100.0%			$207,443,511

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

3

Small Company Fund
As of 12-31-13 (Unaudited)

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 12-31-13.

† At 12-31-13, the aggregate cost of investment securities for federal income tax purposes was $166,458,445. Net unrealized appreciation aggregated $40,272,335, of which $41,569,358 related to appreciated investment securities and $1,297,023 related to depreciated investment securities.

4

Small Company Fund
As of 12-31-13 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds are valued at their respective net asset values each business day. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2013 all investments are categorized as Level 1 under the hierarchy described above.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Small Company Fund.

348Q3 12/13
2/14

John Hancock INVESTMENTS

John Hancock Disciplined Value Mid Cap Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2013

Disciplined Value Mid Cap Fund
As of 12-31-13 (Unaudited)

	Shares	Value

Common Stocks 97.4%		$6,530,848,292

(Cost $5,086,849,639)

Consumer Discretionary 10.5%		705,762,207

Auto Components 3.1%
Lear Corp.	1,742,184	141,064,631
TRW Automotive Holdings Corp. (I)	854,465	63,563,651

Household Durables 1.2%
Newell Rubbermaid, Inc.	2,477,144	80,284,237

Internet & Catalog Retail 0.6%
Expedia, Inc.	612,865	42,692,176

Leisure Equipment & Products 0.9%
Brunswick Corp. (L)	1,375,669	63,363,314

Media 1.9%
CBS Corp., Class B	1,207,690	76,978,161
Omnicom Group, Inc.	662,535	49,272,728

Multiline Retail 1.7%
Macy's, Inc.	1,567,015	83,678,601
Nordstrom, Inc.	532,105	32,884,089

Specialty Retail 1.1%
Foot Locker, Inc.	1,154,395	47,838,129
Williams-Sonoma, Inc.	414,250	24,142,490

Consumer Staples 3.2%		210,517,680

Beverages 1.8%
Coca-Cola Enterprises, Inc.	716,355	31,612,746
Constellation Brands, Inc., Class A (I)	1,067,685	75,143,670
Dr. Pepper Snapple Group, Inc.	336,595	16,398,908

Food Products 0.8%
Tyson Foods, Inc., Class A (L)	1,489,620	49,842,685

Tobacco 0.6%
Lorillard, Inc.	740,325	37,519,671

Energy 6.0%		402,537,896

Energy Equipment & Services 1.1%
Cameron International Corp. (I)	633,580	37,717,017
Ensco PLC, Class A	581,110	33,227,870

Oil, Gas & Consumable Fuels 4.9%
Energen Corp.	811,575	57,418,931
EQT Corp.	593,160	53,253,905
Kosmos Energy, Ltd. (I)	2,226,222	24,889,162
Marathon Oil Corp.	907,276	32,026,843
Marathon Petroleum Corp.	385,405	35,353,201
Noble Energy, Inc.	630,070	42,914,068
Rosetta Resources, Inc. (I)	560,138	26,909,030
Southwestern Energy Company (I)	706,655	27,792,741
Tesoro Corp.	530,515	31,035,128

Financials 27.4%		1,838,648,533

Capital Markets 5.0%
Raymond James Financial, Inc.	1,829,055	95,458,380
SEI Investments Company	1,265,781	43,960,574

1

Disciplined Value Mid Cap Fund
As of 12-31-13 (Unaudited)

	Shares	Value

Financials (continued)

State Street Corp.	468,770	$34,403,030
TD Ameritrade Holding Corp.	4,009,105	122,838,977
The Charles Schwab Corp.	1,513,140	39,341,640

Commercial Banks 6.8%
BB&T Corp.	2,561,830	95,607,496
Comerica, Inc.	1,253,470	59,589,964
East West Bancorp, Inc.	2,837,345	99,221,955
Fifth Third Bancorp	3,778,330	79,458,280
Huntington Bancshares, Inc.	6,032,245	58,211,164
SunTrust Banks, Inc.	1,789,565	65,873,888

Consumer Finance 1.4%
Discover Financial Services	1,074,970	60,144,572
SLM Corp.	1,240,420	32,598,238

Diversified Financial Services 0.9%
McGraw-Hill Financial, Inc.	473,209	37,004,944
Moody's Corp.	265,425	20,827,900

Insurance 7.1%
Alleghany Corp. (I)	166,663	66,658,533
Arch Capital Group, Ltd. (I)(L)	485,515	28,980,390
Axis Capital Holdings, Ltd.	1,266,680	60,255,968
Loews Corp.	885,240	42,703,978
Marsh & McLennan Companies, Inc.	1,808,350	87,451,806
Reinsurance Group of America, Inc.	808,890	62,616,175
Symetra Financial Corp.	1,057,346	20,047,280
The Allstate Corp.	501,920	27,374,717
Torchmark Corp.	1,066,384	83,337,910

Real Estate Investment Trusts 6.2%
American Assets Trust, Inc.	650,737	20,452,664
Boston Properties, Inc.	710,895	71,352,531
BRE Properties, Inc.	717,580	39,258,802
Equity Residential	1,389,050	72,050,024
Kimco Realty Corp.	1,894,680	37,419,930
Regency Centers Corp.	952,599	44,105,334
SL Green Realty Corp.	559,355	51,673,215
The Macerich Company	803,030	47,290,437
Ventas, Inc.	542,560	31,077,837

Health Care 8.7%		583,205,860

Health Care Equipment & Supplies 1.7%
Boston Scientific Corp. (I)	2,237,730	26,897,515
CareFusion Corp. (I)	2,109,715	84,008,851

Health Care Providers & Services 6.6%
AmerisourceBergen Corp.	977,130	68,702,010
Cardinal Health, Inc.	643,755	43,009,272
Cigna Corp.	1,075,415	94,077,304
DaVita HealthCare Partners, Inc. (I)	358,385	22,710,857
McKesson Corp.	484,095	78,132,933
Omnicare, Inc. (L)	2,261,460	136,501,726

Life Sciences Tools & Services 0.4%
ICON PLC (I)	721,737	29,165,392

2

Disciplined Value Mid Cap Fund
As of 12-31-13 (Unaudited)

	Shares	Value

Industrials 14.4%		$962,438,504

Aerospace & Defense 1.8%
Cubic Corp.	363,020	19,116,633
Curtiss-Wright Corp.	654,712	40,742,728
Huntington Ingalls Industries, Inc.	683,982	61,565,220

Building Products 0.6%
Masco Corp.	1,883,565	42,888,775

Construction & Engineering 0.7%
Fluor Corp.	592,035	47,534,490

Electrical Equipment 0.3%
Hubbell, Inc., Class B	180,832	19,692,605

Industrial Conglomerates 0.4%
Carlisle Companies, Inc.	350,375	27,819,775

Machinery 4.8%
Dover Corp.	907,864	87,645,191
Flowserve Corp.	1,206,820	95,133,621
Parker Hannifin Corp.	726,030	93,396,499
Stanley Black & Decker, Inc.	238,965	19,282,086
Timken Company	466,865	25,710,256

Professional Services 4.9%
Equifax, Inc.	772,820	53,394,134
FTI Consulting, Inc. (I)(L)	358,098	14,732,152
ManpowerGroup, Inc.	1,016,515	87,277,978
Robert Half International, Inc.	2,128,131	89,360,221
Towers Watson & Company, Class A	629,056	80,273,836

Trading Companies & Distributors 0.9%
WESCO International, Inc. (I)(L)	624,490	56,872,304

Information Technology 15.2%		1,021,403,347

Communications Equipment 1.2%
Brocade Communications Systems, Inc. (I)	4,503,800	39,948,706
Harris Corp.	578,880	40,411,613

Computers & Peripherals 2.8%
NetApp, Inc.	661,290	27,205,471
Seagate Technology PLC	1,028,550	57,763,368
Western Digital Corp.	1,205,490	101,140,611

Electronic Equipment, Instruments & Components 3.3%
Arrow Electronics, Inc. (I)	1,508,592	81,841,116
Avnet, Inc.	1,440,869	63,556,732
Flextronics International, Ltd. (I)	6,106,868	47,450,364
TE Connectivity, Ltd.	559,659	30,842,807

Internet Software & Services 0.3%
IAC/InterActiveCorp	275,254	18,907,197

IT Services 3.2%
Alliance Data Systems Corp. (I)(L)	111,655	29,357,449
Amdocs, Ltd.	1,599,540	65,965,030
Global Payments, Inc.	413,515	26,874,340
Lender Processing Services, Inc.	708,455	26,482,048
Total System Services, Inc.	618,715	20,590,835
Vantiv, Inc., Class A (I)(L)	1,336,085	43,569,732

3

Disciplined Value Mid Cap Fund
As of 12-31-13 (Unaudited)

		Shares	Value

Information Technology (continued)

Semiconductors & Semiconductor Equipment 3.2%
Analog Devices, Inc.		1,057,510	$53,858,984
Avago Technologies, Ltd.		916,185	48,457,025
LSI Corp.		6,224,860	68,597,957
ON Semiconductor Corp. (I)		5,900,944	48,623,779

Software 1.2%
Activision Blizzard, Inc.		2,233,960	39,831,507
Symantec Corp.		1,701,725	40,126,676

Materials 7.0%			469,541,105

Chemicals 1.8%
H.B. Fuller Company		1,094,295	56,947,112
Minerals Technologies, Inc.		595,027	35,743,272
Valspar Corp.		377,525	26,913,757

Containers & Packaging 4.5%
Ball Corp.		334,460	17,278,204
Crown Holdings, Inc. (I)		2,168,975	96,671,216
Graphic Packaging Holding Company (I)		10,081,777	96,785,059
Owens-Illinois, Inc. (I)		1,823,235	65,235,348
Rock-Tenn Company, Class A		242,785	25,494,853

Paper & Forest Products 0.7%
International Paper Company		988,625	48,472,284

Utilities 5.0%			336,793,160

Electric Utilities 2.8%
American Electric Power Company, Inc.		1,183,950	55,337,823
Edison International		1,045,115	48,388,825
FirstEnergy Corp.		506,120	16,691,838
Great Plains Energy, Inc.		1,336,470	32,396,033
Westar Energy, Inc. (L)		1,023,070	32,912,162

Independent Power Producers & Energy Traders 0.7%
AES Corp.		3,336,479	48,412,310

Multi-Utilities 1.5%
Alliant Energy Corp.		927,169	47,841,920
Ameren Corp.		979,960	35,435,354
PG&E Corp.		481,055	19,376,895

	Yield (%)	Shares	Value
Securities Lending Collateral 1.6%			$104,395,463

(Cost $104,376,899)

John Hancock Collateral Investment Trust (W)	0.1556 (Y)	10,431,931	104,395,463

		Shares	Value
Short-Term Investments 3.2%			$216,937,576

(Cost $216,937,576)

	Yield (%)	Par value	Value
Money Market Funds 3.2%			216,937,576

State Street Institutional US Government Money Market Fund	0.0000 (Y)	$216,937,576	216,937,576

4

Disciplined Value Mid Cap Fund
As of 12-31-13 (Unaudited)

Total investments (Cost $5,408,164,114)† 102.2%	$6,852,181,331

Other assets and liabilities, net (2.2%)	($147,070,916)

Total net assets 100.0%	$6,705,110,415

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 12-31-13. The value of securities on loan amounted to $102,480,851.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 12-31-13.

† At 12-31-13, the aggregate cost of investment securities for federal income tax purposes was $5,422,050,840. Net unrealized appreciation aggregated $1,430,130,491, of which $1,442,586,007 related to appreciated investment securities and $12,455,516 related to depreciated investment securities.

5

Disciplined Value Mid Cap Fund
As of 12-31-13 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2013 all investments are categorized as Level 1 under the hierarchy described above.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.

363Q3 12/13
2/14

John Hancock INVESTMENTS

John Hancock International Value Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2013

International Value Equity Fund
As of 12-31-13 (Unaudited)

	Shares	Value
Common Stocks 94.8%		$432,120,801

(Cost $360,890,224)

Australia 4.5%		20,301,175

AGL Energy, Ltd.	238,636	3,207,924
Australia & New Zealand Banking Group, Ltd.	136,709	3,946,545
BHP Billiton, Ltd.	104,467	3,561,585
Incitec Pivot, Ltd.	837,306	2,008,641
National Australia Bank, Ltd.	122,194	3,813,925
Santos, Ltd.	287,089	3,762,555

Canada 8.2%		37,343,289

Bank of Montreal	60,919	4,060,884
Bank of Nova Scotia	65,985	4,126,508
Barrick Gold Corp.	219,465	3,865,559
Bombardier, Inc., Class B	694,361	3,013,419
Husky Energy, Inc.	131,196	4,162,208
Magna International, Inc.	47,225	3,872,250
Potash Corp. of Saskatchewan, Inc.	66,848	2,203,829
Sun Life Financial, Inc.	105,525	3,727,275
Suncor Energy, Inc.	117,469	4,118,188
The Toronto-Dominion Bank	44,493	4,193,169

China 1.8%		8,059,254

China Petroleum & Chemical Corp., H Shares	5,100,800	4,185,339
CNOOC, Ltd.	2,083,000	3,873,915

Denmark 0.8%		3,623,343

Danske Bank A/S (I)	157,731	3,623,343

Finland 0.7%		3,428,870

Kesko OYJ, B Shares	92,948	3,428,870

France 7.9%		36,235,555

Cie de Saint-Gobain	79,333	4,370,218
GDF Suez	155,519	3,657,716
Lafarge SA	49,298	3,700,301
Orange SA	299,860	3,722,798
Sanofi	34,102	3,641,916
Societe BIC SA	30,352	3,719,758
Total SA	75,068	4,607,630
Vinci SA	68,608	4,509,688
Vivendi SA	163,228	4,305,530

Germany 10.8%		49,057,091

Allianz SE	29,252	5,263,185
BASF SE	33,142	3,537,373
Bayerische Motoren Werke AG	39,353	4,621,327
Deutsche Bank AG	79,265	3,808,001
Deutsche Boerse AG	54,221	4,493,507
E.ON SE	184,983	3,419,946
Fresenius SE & Company KGaA	31,208	4,798,993
Infineon Technologies AG	359,829	3,843,518
Muenchener Rueckversicherungs AG	18,801	4,146,934
OSRAM Licht AG (I)	2,983	168,408
Rheinmetall AG	58,331	3,598,700
Siemens AG	29,837	4,091,206
Software AG	93,220	3,265,993

1

International Value Equity Fund
As of 12-31-13 (Unaudited)

	Shares	Value

Hong Kong 4.0%		$18,097,101

China Mobile, Ltd.	359,000	3,732,483
Guangdong Investment, Ltd.	3,870,000	3,786,014
Hang Lung Group, Ltd.	585,000	2,970,697
Swire Pacific, Ltd., Class A	255,500	3,010,293
Yue Yuen Industrial Holdings, Ltd.	1,375,000	4,597,614

Ireland 1.8%		8,048,632

C&C Group PLC	484,089	2,825,525
Shire PLC	110,830	5,223,107

Israel 0.8%		3,613,628

Teva Pharmaceutical Industries, Ltd.	90,315	3,613,628

Japan 16.5%		75,135,472

Aisin Seiki Company, Ltd.	94,200	3,829,802
Bridgestone Corp.	103,700	3,928,869
East Japan Railway Company	42,100	3,353,591
Fujitsu, Ltd. (I)	825,000	4,275,708
Honda Motor Company, Ltd.	97,100	4,008,006
Inpex Corp.	250,800	3,216,801
JGC Corp.	110,000	4,316,821
Kobayashi Pharmaceutical Company, Ltd.	47,000	2,623,635
Komatsu, Ltd.	130,700	2,683,437
Kyocera Corp.	71,200	3,559,399
Mitsubishi Corp.	140,600	2,699,226
Mitsubishi UFJ Financial Group, Inc.	651,100	4,322,909
Mitsui Fudosan Company, Ltd.	80,000	2,885,652
Mizuho Financial Group, Inc.	1,711,000	3,714,635
MS&AD Insurance Group Holdings	129,900	3,491,578
Nikon Corp.	155,000	2,962,162
Nippon Building Fund, Inc.	266	1,545,516
Nippon Telegraph & Telephone Corp.	67,100	3,614,033
Nissan Motor Company, Ltd.	446,000	3,737,481
Sumitomo Chemical Company, Ltd.	889,000	3,489,177
Toyo Suisan Kaisha, Ltd.	114,000	3,424,647
Tsuruha Holdings, Inc.	37,600	3,452,387

Netherlands 4.4%		20,264,466

Aegon NV	574,143	5,440,880
Heineken Holding NV	62,034	3,926,736
Koninklijke KPN NV (I)	788,660	2,548,230
Royal Dutch Shell PLC, A Shares	132,038	4,714,119
TNT Express NV	390,746	3,634,501

Norway 0.9%		4,129,904

DNB ASA	230,102	4,129,904

Singapore 2.4%		10,801,808

DBS Group Holdings, Ltd.	283,500	3,852,699
SembCorp Industries, Ltd.	769,000	3,354,903
Singapore Telecommunications, Ltd.	1,243,000	3,594,206

South Africa 0.4%		1,957,376

Tiger Brands, Ltd.	76,811	1,957,376

Spain 1.6%		7,402,242

Banco Bilbao Vizcaya Argentaria SA	276,651	3,422,320
Telefonica SA	243,409	3,979,922

2

International Value Equity Fund
As of 12-31-13 (Unaudited)

	Shares	Value

Sweden 2.0%		$9,292,206

Meda AB, Series A	259,017	3,289,412
Modern Times Group AB, B Shares	76,154	3,947,789
Saab AB	76,606	2,055,005

Switzerland 6.5%		29,641,237

Aryzta AG (I)	47,909	3,681,274
Credit Suisse Group AG	138,843	4,285,161
Glencore Xstrata PLC (I)	663,759	3,453,242
Lonza Group AG (I)	49,034	4,659,853
Nestle SA	56,597	4,147,995
Novartis AG	71,541	5,733,961
Zurich Insurance Group AG (I)	12,686	3,679,751

Taiwan 0.9%		3,998,692

Asustek Computer, Inc.	444,000	3,998,692

United Kingdom 17.9%		81,689,460

Anglo American PLC	122,570	2,682,483
AstraZeneca PLC	80,287	4,763,183
Aviva PLC	523,857	3,919,210
Barclays PLC	953,059	4,309,621
British Sky Broadcasting Group PLC	260,712	3,647,138
Debenhams PLC	2,256,292	2,733,246
Diageo PLC	135,771	4,499,257
GlaxoSmithKline PLC	155,136	4,144,841
HSBC Holdings PLC	450,772	4,946,838
Imperial Tobacco Group PLC	108,011	4,187,382
Kingfisher PLC	670,658	4,281,507
National Grid PLC	273,363	3,575,372
Reed Elsevier PLC	301,281	4,493,187
Rexam PLC	460,365	4,050,380
RSA Insurance Group PLC	1,876,804	2,842,044
Smith & Nephew PLC	291,123	4,158,016
Standard Chartered PLC (I)	161,547	3,648,854
Subsea 7 SA	132,968	2,549,114
Tesco PLC	583,341	3,239,486
Unilever PLC	97,353	4,005,668
Vodafone Group PLC	1,273,150	5,012,633

	Shares	Value
Preferred Securities 0.8%		$3,457,591

(Cost $4,335,808)

Brazil 0.8%		3,457,591

Petroleo Brasileiro SA	477,330	3,457,591

3

International Value Equity Fund
As of 12-31-13 (Unaudited)

	Par value	Value
Short-Term Investments 2.5%		$11,478,000

(Cost $11,478,000)

Repurchase Agreement 2.5%		11,478,000

Barclays Capital Tri-Party Repurchase Agreement dated 12-31-13 at
0.010% to be repurchased at $11,478,006 on 1-2-14, collateralized by $11,983,500 U.S. Treasury Notes, 0.750% due 2-28-18 (valued
at $11,707,611, including interest)	$11,478,000	11,478,000

Total investments (Cost $376,704,032)† 98.1%		$447,056,392

Other assets and liabilities, net 1.9%		$8,780,511

Total net assets 100.0%		$455,836,903

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 12-31-13, the aggregate cost of investment securities for federal income tax purposes was $376,752,633. Net unrealized appreciation aggregated $70,303,759, of which $79,780,267 related to appreciated investment securities and $9,476,508 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 12-31-13.

Financials	24.4%
Consumer Discretionary	11.1%
Industrials	10.0%
Consumer Staples	10.0%
Health Care	9.7%
Energy	8.5%
Materials	7.1%
Telecommunication Services	6.7%
Information Technology	4.2%
Utilities	3.9%
Short-Term Investments & Other	4.4%

Total	100.0%

4

International Value Equity Fund
As of 12-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

5

International Value Equity Fund
As of 12-31-13 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of December 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	12-31-13	Price	Inputs	Inputs
Common Stocks
Australia	$20,301,175	—	$20,301,175	—
Canada	37,343,289	$37,343,289	—	—
China	8,059,254	—	8,059,254	—
Denmark	3,623,343	—	3,623,343	—
Finland	3,428,870	—	3,428,870	—
France	36,235,555	—	36,235,555	—
Germany	49,057,091	—	49,057,091	—
Hong Kong	18,097,101	—	18,097,101	—
Ireland	8,048,632	—	8,048,632	—
Israel	3,613,628	—	3,613,628	—
Japan	75,135,472	—	75,135,472	—
Netherlands	20,264,466	—	20,264,466	—
Norway	4,129,904	—	4,129,904	—
Singapore	10,801,808	—	10,801,808	—
South Africa	1,957,376	—	1,957,376	—
Spain	7,402,242	—	7,402,242	—
Sweden	9,292,206	—	9,292,206	—
Switzerland	29,641,237	—	29,641,237	—
Taiwan	3,998,692	—	3,998,692	—
United Kingdom	81,689,460	—	81,689,460	—
Preferred Securities	3,457,591	—	3,457,591	—
Short-Term Investments	11,478,000	—	11,478,000	—

Total Investments in Securities	$447,056,392	$37,343,289	$409,713,103	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock International Value Equity Fund.

366Q3 12/13
2/14

John Hancock INVESTMENTS

John Hancock Strategic Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2013

Strategic Growth Fund
As of 12-31-13 (Unaudited)

	Shares	Value
Common Stocks 96.4%		$1,414,438,690

(Cost $1,089,538,270)

Consumer Discretionary 20.4%		300,158,923

Auto Components 0.4%
Johnson Controls, Inc.	117,801	6,043,191

Hotels, Restaurants & Leisure 3.5%
Las Vegas Sands Corp.	221,062	17,435,160
Panera Bread Company, Class A (I)	117,309	20,727,327
Starbucks Corp.	172,951	13,557,629

Household Durables 0.9%
Mohawk Industries, Inc. (I)	92,277	13,740,045

Internet & Catalog Retail 5.7%
Amazon.com, Inc. (I)	103,869	41,421,919
priceline.com, Inc. (I)	23,579	27,408,230
TripAdvisor, Inc. (I)	186,254	15,427,419

Media 4.4%
AMC Networks, Inc., Class A (I)	269,005	18,321,931
Comcast Corp., Class A	747,736	38,856,101
Discovery Communications, Inc., Class A (I)	79,813	7,216,691

Specialty Retail 3.9%
Lowe's Companies, Inc.	234,965	11,642,516
The Home Depot, Inc.	343,926	28,318,867
Tractor Supply Company	216,367	16,785,752

Textiles, Apparel & Luxury Goods 1.6%
Michael Kors Holdings, Ltd. (I)	286,441	23,256,145

Consumer Staples 6.0%		88,398,728

Food & Staples Retailing 3.1%
Costco Wholesale Corp.	204,247	24,307,435
Sprouts Farmers Market, Inc. (I)	12,027	462,198
Whole Foods Market, Inc.	350,778	20,285,492

Tobacco 2.9%
Philip Morris International, Inc.	497,459	43,343,603

Energy 4.3%		62,676,162

Energy Equipment & Services 3.1%
Halliburton Company	501,261	25,438,996
Schlumberger, Ltd.	215,259	19,396,988

Oil, Gas & Consumable Fuels 1.2%
Anadarko Petroleum Corp.	224,914	17,840,178

Financials 4.0%		59,096,144

Commercial Banks 1.3%
First Republic Bank	364,824	19,098,536

Diversified Financial Services 2.7%
Citigroup, Inc.	421,904	21,985,417
JPMorgan Chase & Company	308,006	18,012,191

Health Care 14.1%		206,676,902

Biotechnology 8.8%
Alexion Pharmaceuticals, Inc. (I)	205,974	27,406,900

1

Strategic Growth Fund
As of 12-31-13 (Unaudited)

	Shares	Value

Health Care (continued)

Amgen, Inc.	317,950	36,297,172
Biogen Idec, Inc. (I)	101,921	28,512,400
Gilead Sciences, Inc. (I)	485,305	36,470,671

Health Care Providers & Services 1.3%
Express Scripts Holding Company (I)	267,006	18,754,501

Health Care Technology 0.8%
Cerner Corp. (I)	210,481	11,732,211

Pharmaceuticals 3.2%
AbbVie, Inc.	499,542	26,380,813
Perrigo Company PLC	137,640	21,122,234

Industrials 12.2%		179,156,523

Aerospace & Defense 4.6%
B/E Aerospace, Inc. (I)	106,955	9,308,294
Precision Castparts Corp.	96,318	25,938,437
The Boeing Company	118,940	16,234,121
United Technologies Corp.	135,368	15,404,878

Building Products 2.0%
Fortune Brands Home & Security, Inc.	396,636	18,126,265
USG Corp. (I)	368,001	10,443,868

Electrical Equipment 0.8%
Eaton Corp. PLC	162,692	12,384,115

Machinery 3.2%
Cummins, Inc.	190,630	26,873,111
WABCO Holdings, Inc. (I)	210,383	19,651,876

Road & Rail 0.8%
Union Pacific Corp.	73,533	12,353,544

Trading Companies & Distributors 0.8%
United Rentals, Inc. (I)	159,564	12,438,014

Information Technology 28.7%		420,719,790

Computers & Peripherals 5.0%
Apple, Inc.	130,265	73,092,994

Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp., Class A	201,929	18,008,028

Internet Software & Services 9.8%
Demandware, Inc. (I)	195,340	12,525,201
eBay, Inc. (I)	339,132	18,614,955
Facebook, Inc., Class A (I)	656,168	35,866,143
Google, Inc., Class A (I)	58,664	65,745,331
LinkedIn Corp., Class A (I)	44,048	9,550,928
Twitter, Inc. (I)(L)	16,498	1,050,098

IT Services 6.3%
Alliance Data Systems Corp. (I)(L)	44,016	11,573,127
FleetCor Technologies, Inc. (I)	162,732	19,067,308
Vantiv, Inc., Class A (I)	724,797	23,635,630
Visa, Inc., Class A	171,497	38,188,952

Semiconductors & Semiconductor Equipment 1.1%
Texas Instruments, Inc.	360,764	15,841,147

2

Strategic Growth Fund
As of 12-31-13 (Unaudited)

		Shares	Value
Information Technology (continued)

Software 5.3%
Guidewire Software, Inc. (I)		206,018	10,109,303
Microsoft Corp.		828,756	31,020,337
ServiceNow, Inc. (I)(L)		238,542	13,360,737
VMware, Inc., Class A (I)		261,616	23,469,571

Materials 3.4%			49,412,532

Chemicals 2.4%
Monsanto Company		87,740	10,226,097
PPG Industries, Inc.		44,198	8,382,593
The Sherwin-Williams Company		92,083	16,897,231

Metals & Mining 1.0%
Nucor Corp.		260,521	13,906,611

Telecommunication Services 3.3%			48,142,986

Wireless Telecommunication Services 3.3%
Crown Castle International Corp. (I)		349,217	25,643,004
SBA Communications Corp., Class A (I)		250,445	22,499,982

	Yield (%)	Shares	Value
Securities Lending Collateral 1.2%			$17,402,402

(Cost $17,401,438)

John Hancock Collateral Investment Trust (W)	0.1556%(Y)	1,738,971	17,402,402

Total investments (Cost $1,106,939,708) 97.6%			$1,431,841,092

Other assets and liabilities, net 2.4%			$34,593,439

Total net assets 100.0%			$1,466,434,531

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 12-31-13. The value of securities on loan amounted to $17,257,844.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 12-31-13.

† At 12-31-13, the aggregate cost of investment securities for federal income tax purposes was $1,107,950,593. Net unrealized appreciation aggregated $323,890,499, of which $324,740,236 related to appreciated investment securities and $849,737 related to depreciated investment securities.

3

Strategic Growth Fund
As of 12-31-13 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2013 all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Strategic Growth Fund.

393Q3 12/13
2/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
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Hugh McHaffie
President

Date:	February 19, 2014

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	February 19, 2014